Share capital (Details) $ / shares in Units, shares in Thousands, $ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Aug. 30, 2019 USD ($) shares	Aug. 30, 2019 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares) | shares					675,957	579,115
Common shares, beginning of period					$ 3,144.5	$ 3,035.2
Issuance of common shares (in shares) | shares	93,750	93,750				93,750
Issue of common shares						$ 106.7
Issuance of common shares under First Nations agreements (in shares) | shares					350	3,077
Issuance of shares under First Nations agreements and land purchases					$ 0.7	$ 2.6
Issuance of flow through shares (in shares) | shares					3,824
Issuance of flow through shares					$ 8.6
Exercise of options and vested performance share units (in shares) | shares					119	15
Exercise of options and vested performance share units					$ 0.2	$ 0.0
Ending balance (in shares) | shares			680,250		680,250	675,957
Common shares, end of period			$ 3,154.0		$ 3,154.0	$ 3,144.5
Shares issued in equity offering, price per share (in dollars per share) | $ / shares		$ 1.60		$ 3.40
Proceeds received from issuance of shares	$ 106.7		10.2		10.2	106.7
Gross proceeds on equity offering		$ 150.0
Trade and other payables			158.0	$ 158.0	158.0	$ 171.6
Share premium
Disclosure of classes of share capital [line items]
Trade and other payables			$ 1.6	$ 1.6	$ 1.6